FAIR VALUE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
FAIR VALUE
Schedule presenting information for financial instruments

   The following table presents information for financial instruments at June 30, 2014, December 31, 2013 and June 30, 2013 (dollars in thousands):

		June 30, 2014		December 31, 2013		June 30, 2013
	Level in Fair Value Hierarchy	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
Financial assets:
Cash and cash equivalents	Level 1	$20,746	$20,746	$18,219	$18,219	$26,219	$26,219
Interest-bearing deposits	Level 2	235	235	10	10	10	10
Securities available for sale	Level 2	47,374	47,374	44,388	44,388	47,307	47,307
Federal Home Loan Bank stock	Level 2	3,060	3,060	3,060	3,060	3,060	3,060
Net loans	Level 2	497,843	499,609	479,171	479,538	450,378	444,638
Accrued interest receivable	Level 3	1,485	1,485	1,351	1,351	1,636	1,636

Total financial assets		$570,743	$572,509	$546,199	$546,566	$528,610	$522,870

Financial liabilities:
Deposits	Level 2	$484,016	$485,230	$466,299	$465,431	$447,907	$446,438
Borrowings	Level 2	42,087	42,699	37,852	37,487	35,925	35,621
Accrued interest payable	Level 3	186	186	182	182	229	229

Total financial liabilties		$526,289	$528,115	$504,333	$503,100	$484,061	$482,288

    The following table presents information for financial instruments at December 31 (dollars in thousands):

		December 31, 2013		December 31, 2012
	Level in Fair Value Hierarchy	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
Financial assets:
Cash and cash equivalents	Level 1	$18,219	$18,219	$26,961	$26,961
Interest-bearing deposits	Level 2	10	10	10	10
Securities available for sale	Level 2	44,388	44,388	43,799	43,799
Federal Home Loan Bank stock	Level 2	3,060	3,060	3,060	3,060
Net loans	Level 3	479,171	479,538	443,959	439,239
Accrued interest receivable	Level 3	1,351	1,351	1,319	1,319

Total financial assets		$546,199	$546,566	$519,108	$514,388

Financial liabilities:
Deposits	Level 2	$466,299	$465,431	$434,557	$434,227
Borrowings	Level 2	37,852	37,487	35,925	35,729
Accrued interest payable	Level 3	182	182	214	214

Total financial liabilties		$504,333	$503,100	$470,696	$470,170

Schedule of fair values of assets using Level 3 inputs

	Assets Measured at Fair Value on a Nonrecurring Basis at June 30, 2014
(dollars in thousands)	Balance at June 30, 2014	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Losses for Three Months Ended June 30, 2014	Total Losses for Six Months Ended June 30, 2014
Assets
Impaired loans	$2,652	$—	$—	$2,652	$22	$430
Other real estate owned	1,947	—	—	1,947	14	14

					$36	$444

	Assets Measured at Fair Value on a Nonrecurring Basis at December 31, 2013
(dollars in thousands)	Balance at December 31, 2013	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Losses for Year Ended December 31, 2013
Assets
Impaired loans	$2,024	$—	$—	$2,024	$2,075
Other real estate owned	1,884	—	—	1,884	265

					$2,340

	Assets Measured at Fair Value on a Nonrecurring Basis at June 30, 2013
(dollars in thousands)	Balance at June 30, 2013	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Losses for Three Months Ended June 30, 2013	Total Losses for Six Months Ended June 30, 2013
Assets
Impaired loans	$3,983	$—	$—	$3,983	$10	$418
Other real estate owned	2,481	—	—	2,481	87	89

					$97	$507

	Assets Measured at Fair Value on a Nonrecurring Basis at December 31, 2013
(dollars in thousands)	Balance at December 31, 2013	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Losses for Year Ended December 31, 2013
Assets
Impaired loans	$2,024	$—	$—	$2,024	$2,075
Other real estate held for sale	1,884	—	—	1,884	265

					$2,340

	Assets Measured at Fair Value on a Nonrecurring Basis at December 31, 2012
(dollars in thousands)	Balance at December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Losses for Year Ended December 31, 2012
Assets
Impaired loans	$4,687	$—	$—	$4,687	$1,151
Other real estate held for sale	3,212	—	—	3,212	489

					$1,640